Net Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Net Defined Benefit Liabilities
25. Net Defined Benefit Liabilities
25.1 Defined Benefit Plan
The Group operates defined benefit plans which have the following characteristics:

•	The Group has the obligation to pay the agreed benefits to all its current and former employees.

•	The Group assumes actuarial risk (that benefits will cost more than expected) and investment risk.
The net defined benefit liabilities recognized in the consolidated statement of financial position are calculated by the independent actuary in accordance with actuarial valuation method. The defined benefit obligation is calculated using the projected unit credit method. Assumptions based on market data and historical data such as discount rate, future salary increase rate, mortality, and consumer price index are used which are updated annually.
Actuarial assumptions may differ from actual results, due to changes in the market conditions, economic trends, and mortality trends which may affect net defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.

25.2 Changes in net defined benefit liabilities for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities(assets)
	(In millions of Korean won)
Beginning	￦	2,491,923	￦	(2,302,953)	￦	188,970
Current service cost		241,448		—		241,448
Past service cost		451		—		451
Gains on settlement		(4,311)		—		(4,311)
Interest expense (income)		47,481		(44,560)		2,921
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		27,611		—		27,611
Actuarial gains and losses by changes in financial assumptions		52,684		—		52,684
Actuarial gains and losses by experience adjustments		(24,592)		—		(24,592)
Return on plan assets (excluding amounts included in interest income)		—		9,438		9,438
Contributions by the Group		—		(319,601)		(319,601)
Contributions by the employees		—		(17,574)		(17,574)
Payments from plans (settlement)		(6,961)		6,944		(17)
Payments from plans (benefit payments)		(221,276)		221,274		(2)
Payments from the Group		(34,242)		—		(34,242)
Transfer in		9,854		(9,292)		562
Transfer out		(9,292)		9,292		—
Effect of exchange differences		1,670		(47)		1,623
Effect of business acquisition and disposal		21		—		21
Others		48		—		48

Ending*	￦	2,572,517	￦	(2,447,079)	￦	125,438

	2022
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities(assets)
	(In millions of Korean won)
Beginning	￦	2,572,517	￦	(2,447,079)	￦	125,438
Current service cost		249,099		—		249,099
Past service cost		3,669		—		3,669
Gains on settlement		(1,859)		—		(1,859)
Interest expense (income)		65,357		(62,872)		2,485
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		33,078		—		33,078
Actuarial gains and losses by changes in financial assumptions		(479,797)		—		(479,797)
Actuarial gains and losses by experience adjustments		47,086		—		47,086
Return on plan assets (excluding amounts included in interest income)		—		68,550		68,550
Contributions by the Group		—		(400,689)		(400,689)
Contributions by the employees		—		—		—
Payments from plans (settlement)		(78)		—		(78)
Payments from plans (benefit payments)		(234,192)		232,994		(1,198)
Payments from the Group		(43,763)		494		(43,269)
Transfer in		13,982		(13,285)		697
Transfer out		(13,340)		13,299		(41)
Effect of exchange differences		1,218		69		1,287
Effect of business acquisition and disposal		2,635		—		2,635
Others		(282)		—		(282)

Ending*	￦	2,215,330	￦	(2,608,519)	￦	(393,189)

*
The net defined benefit liabilities of ￦ 125,438 million is calculated by subtracting ￦ 100,083 million of net defined benefit assets from
￦ 225,521
million of net defined benefit liabilities as of December 31, 2021. The net defined benefit assets of

￦ 393,189
million is calculated by subtracting
￦ 85,745
million of net defined benefit liabilities from
￦ 478,934
million of net defined benefit assets as of December 31, 2022.

25.3 Details of net defined benefit liabilities as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Present value of defined benefit obligation	￦	2,572,517	￦	2,215,330
Fair value of plan assets		(2,447,079)		(2,608,519)

Net defined benefit liabilities	￦	125,438	￦	(393,189)

25.4 Details of post-employment benefits recognized in profit or loss for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Current service cost	￦	233,273	￦	241,448	￦	249,099
Past service cost		(16,197)		451		3,669
Net interest expense on net defined benefit liabilities		4,743		2,921		2,485
Gains on settlement		(1,912)		(4,311)		(1,859)

Post-employment benefits *	￦	219,907	￦	240,509	￦	253,394

*
Includes post-employment benefits amounting to ￦ 2,840
million, ￦ 3,194 million and ￦ 3,383 million recognized as other operating expenses for the years ended December 31, 2020, 2021, 2022 and ￦ 176 million and
￦ 137
million recognized as prepayment for the years ended December 31, 2020 and 2022.

25.5 Details of remeasurements of net defined benefit liabilities recognized in other comprehensive income (loss) for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	(6,308)	￦	(9,438)	￦	(68,550)
Actuarial gains and losses		(11,676)		(55,703)		399,633
Income tax effect		4,949		18,638		(91,150)
Effect of exchange differences		(399)		993		(231)

Remeasurements after income tax expense	￦	(13,434)	￦	(45,510)	￦	239,702

25.6 Details of fair value of plan assets as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	2,441,324	￦	2,441,324
Derivative instruments		—		3,427		3,427
Investment fund		—		2,328		2,328

	￦	—	￦	2,447,079	￦	2,447,079

	December 31, 2022
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	2,571,508	￦	2,571,508
Derivative instruments		—		33,434		33,434
Investment fund		—		3,577		3,577

	￦	—	￦	2,608,519	￦	2,608,519

25.7 Details of significant actuarial assumptions used as of December 31, 2021 and 2022, are as follows:

	December 31, 2021	December 31, 2022
Discount rate (%)	1.80~2.70	4.90~5.20
Salary increase rate (%)	0.00~7.50	0.00~7.00
Turnover rate (%)	0.00~50.00	0.00~38.60
Mortality assumptions are based on the experience-based mortality table issued by Korea Insurance Development Institute in 2019.
25.8 Results of sensitivity analysis of significant actuarial assumptions as of December 31, 2022, are as follows:

	Changes in assumptions		Effect on defined benefit obligation
			Increase in assumptions	Decrease in assumptions
Discount rate	0.5	%p	3.12% decrease	3.31% increase
Salary increase rate	0 .5	%p	3.27% increase	3.10% decrease
Turnover rate	0.5	%p	0.14% increase	0.15% decrease
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in significant actuarial assumptions is calculated using the same projected unit credit method used in calculating the defined benefit obligation recognized in the consolidated statement of financial position.
25.9 Expected maturity analysis of undiscounted pension benefit payments (including expected future benefit) as of December 31, 2022, are as follows:

	Up to 1 year	1~2 years	2~5 years	5~10 years	Over 10 years	Total
(In millions of Korean won)
Pension benefits *	￦211,591	￦279,808	￦849,878	￦1,557,212	￦7,553,530	￦10,452,019

*	Amount determined under the promotion compensation type defined contribution plan is excluded.
The weighted average duration of the defined benefit obligation is 1 ~ 11 years
.
25.10 Reasonable estimation of expected contribution to plan assets for the next annual reporting period after December 31, 2022 is
￦
 409,391 million.